Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-66262

                        GABELLI GLOBAL SERIES FUNDS, INC.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                                  (THE "FUNDS")

            SUPPLEMENT DATED JANUARY 10, 2006 TO THE PROSPECTUSES AND
                       STATEMENT OF ADDITIONAL INFORMATION
                             EACH DATED MAY 1, 2005

Effective December 27, 2005, Gabelli Global Series Funds, Inc. changed its name to GAMCO Global Series Funds, Inc. and changed the names of each of its series from The Gabelli Global Telecommunications Fund, The Gabelli Global Growth Fund, The Gabelli Global Opportunity Fund, and The Gabelli Global Convertible Securities Fund to The GAMCO Global Telecommunications Fund, The GAMCO Global Growth Fund, The GAMCO Global Opportunity Fund, and The GAMCO Global Convertible Securities Fund. The Funds' investment objectives remain the same, as do all current contractual arrangements.